Additional Information: Condensed Financial Statements of Parent Company (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Oct. 08, 2013 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Cash dividends distributed from Beijing Wangpin		$ 0	¥ 0	¥ 147,650	¥ 0
Beijing Wangpin [Member]
Condensed Financial Statements, Captions [Line Items]
Cash dividends distributed from Beijing Wangpin	¥ 224,100